Revolving Credit (Details) - USD ($)		12 Months Ended
	Sep. 14, 2021	Dec. 31, 2021	Dec. 31, 2020	Sep. 13, 2021	Sep. 12, 2021	Aug. 17, 2020
Disclosure of detailed information about borrowings [line items]
Finance costs		$ 1,018,000	$ 471,000
Revolving Credit Facility
Disclosure of detailed information about borrowings [line items]
Maximum borrowing capacity				$ 125,000,000	$ 50,000,000	$ 50,000,000
Accordion feature, higher borrowing capacity option	$ 25,000,000			$ 25,000,000		$ 75,000,000
Maturity term	4 years
Finance costs		353,000	105,000
Revolving credit facility		$ 68,750,000	$ 0
Revolving Credit Facility | London Interbank Offered Rate LIBOR
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate		2.25%
Revolving Credit Facility | London Interbank Offered Rate LIBOR | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				2.25%
Revolving Credit Facility | London Interbank Offered Rate LIBOR | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				4.00%
Revolving Credit Facility | Standby Fee Interest | Bottom of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.5063%
Revolving Credit Facility | Standby Fee Interest | Top of range
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate				0.90%